ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Revenue, Major Customer
Allowance for doubtful accounts	$ 231,937	$ 76,462
Number of customers | customer	1
Accounts receivable	$ 80,159
Percentage of total revenues	79.00%
Accounts receivable aging from 7 months to 12 months
Revenue, Major Customer
Allowance for doubtful accounts receivable, reserve percentage	5.00%
Accounts receivable aging over 365 days
Revenue, Major Customer
Allowance for doubtful accounts receivable, reserve percentage	20.00%
Customer Two
Revenue, Major Customer
Number of customers | customer	1
Major Customers
Revenue, Major Customer
Number of customers | customer		3	3
Major Customers | Net revenue
Revenue, Major Customer
Number of customers | customer		3	3
Percentage of total revenues		67.00%	61.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
Revenue, Major Customer
Percentage of concentration risk		23.00%	29.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer
Percentage of concentration risk		34.00%	16.00%
Major Customers | Net revenue | Ge Diao Liu Yuan
Revenue, Major Customer
Percentage of concentration risk		10.00%
Major Customers | Net revenue | Wanke Xi Lu
Revenue, Major Customer
Percentage of concentration risk			16.00%
Major Customers | Accounts receivable
Revenue, Major Customer
Number of customers | customer		3	3
Major Customers | Accounts receivable | Taida Shang Qing Cheng
Revenue, Major Customer
Accounts receivable		$ 1,116,552	$ 1,851,254
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer
Accounts receivable		737,476	311,172
Major Customers | Accounts receivable | Ge Diao Liu Yuan
Revenue, Major Customer
Accounts receivable		$ 10,643
Major Customers | Accounts receivable | Wanke Xi Lu
Revenue, Major Customer
Accounts receivable			$ 281,723